Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator Emerging Markets Power Buffer ETF™ – January

Innovator Equity Defined Protection ETF® – 1 Yr January

Innovator Growth Accelerated Plus ETF®– January

Innovator Growth-100 Power Buffer ETF™ – January

Innovator International Developed Power Buffer ETF™ – January

Innovator U.S. Equity Accelerated 9 Buffer ETF™– January

Innovator U.S. Equity Accelerated Plus ETF®– January

Innovator U.S. Equity Buffer ETF™ – January

Innovator U.S. Equity Power Buffer ETF™ – January

Innovator U.S. Equity Ultra Buffer ETF™ – January

Innovator U.S. Small Cap Power Buffer ETF™ – January

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated January 2, 2025, February 27, 2025 or March 5, 2025

December 23, 2025

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period of approximately one year. The current Outcome Period will end on December 31, 2025, and each Fund will commence a new Outcome Period that will begin on January 1, 2026 and end on December 31, 2026. Each Fund’s Cap will not be determined until the start of the new Outcome Period. At the commencement of the new Outcome Period, each Fund will file a supplement to its prospectus that will include the actual Cap for the new Outcome Period, which may be higher or lower than the estimated Cap ranges set forth below. As of December 23, 2025, the expected range of each Fund’s Cap is set forth below.

Fund Name	Ticker	Estimated Cap Range
Innovator Emerging Markets Power Buffer ETF™ – January	EJAN	12.39% – 16.39% (11.50% – 15.50% after taking into account the Fund’s unitary management fee)
Innovator Equity Defined Protection ETF® – 1 Yr January	ZJAN	6.18% – 6.78% (5.39% – 5.99% after taking into account the Fund’s unitary management fee)
Innovator Growth Accelerated Plus ETF® – January	QTJA	17.85% – 20.85% (17.06% – 20.06% after taking into account the Fund’s unitary management fee)
Innovator Growth-100 Power Buffer ETF™ – January	NJAN	13.60% – 16.60% (12.81% – 15.81% after taking into account the Fund’s unitary management fee)
Innovator International Developed Power Buffer ETF™ – January	IJAN	12.10% – 17.10% (11.25% – 16.25% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Accelerated 9 Buffer ETF™ – January	XBJA	11.31% – 13.31% (10.52% – 12.52% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Accelerated Plus ETF® – January	XTJA	14.28% – 17.28% (13.49% – 16.49% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Buffer ETF™ – January	BJAN	15.51% – 16.51% (14.72% – 15.72% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Power Buffer ETF™ – January	PJAN	11.60% – 12.60% (10.81% – 11.81% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Ultra Buffer ETF™ – January	UJAN	10.85% – 11.85% (10.06% – 11.06% after taking into account the Fund’s unitary management fee)
Innovator U.S. Small Cap Power Buffer ETF™ – January	KJAN	15.91% – 18.91% (15.12% – 18.12% after taking into account the Fund’s unitary management fee)

Please Keep This Supplement With Your Prospectus For Future Reference